Organization - Additional Information (Details) $ in Thousands						12 Months Ended
	Dec. 21, 2020	Jan. 14, 2014 CNY (¥)	Oct. 25, 2013 CNY (¥)	Jan. 30, 2013 CNY (¥)	Nov. 23, 2011 Agreement	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity						¥ 13,402,897,000	¥ 17,953,650,000		$ 2,103,207
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						42,472,165,000	48,185,429,000		6,664,810
Purchase Option Agreement Between Beijing Qiyi Century And Beijing IQIYI | Minimum
Organization And Basis Of Presentation [Line Items]
Material contract value				¥ 300,000
Trademark License Agreement and Software Usage License Agreement Between Beijing QIYI Century and Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Number of license agreements | Agreement					2
Term of license agreements					5 years
Beijing QIYI Century | Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity				¥ 27,000,000
Loan agreement expiration date				Jun. 23, 2021
Extended period of loan agreement	10 years
Loan agreement extended date				Dec. 21, 2020
Purchase option agreement term				10 years
Extended period of purchase option agreement	10 years
Purchase option agreement extended date				Dec. 21, 2020
Business cooperation agreement term					10 years
Extended period of business cooperation agreement	10 years
Business cooperation agreement extended date				Dec. 21, 2020
Beijing QIYI Century | Beijing iQIYI | Trademark License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement					1 year
Beijing QIYI Century | Beijing iQIYI | Software Usage License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement	10 years				5 years
Beijing QIYI Century | Shanghai iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity			¥ 10,000,000
Loan agreement expiration date			Oct. 24, 2023
Beijing QIYI Century | Shanghai Zhong Yuan
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity		¥ 20,000,000
Loan agreement expiration date		Jan. 13, 2024
Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						27,315,752,000	¥ 22,656,954,000		$ 4,286,438
Variable Interest Entities | Asset Pledged as Collateral
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						¥ 0
Variable Interest Entities | Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage						94.00%	92.00%	93.00%